Document and Entity Information	May 07, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000062709
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	Marsh & McLennan Companies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5998
Entity Tax Identification Number	36-2668272
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
New York Stock Exchange | Common Stock, par value $1.00 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MMC
Security Exchange Name	NYSE
Chicago Stock Exchange | Common Stock, par value $1.00 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MMC
Security Exchange Name	CHX